Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,528,515,726	$ 1,672,672,906	$ 1,719,937,618
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,498,872,792	1,654,706,708	1,694,490,673
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	29,642,934	17,966,198	25,446,945
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	228,901,894	362,554,782	449,141,117
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	105,451,634	79,813,269	99,231,821
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,054,722,661	942,219,765	972,023,857
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	136,738,564	284,929,311	195,821,461
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,700,973	3,155,779	3,695,941
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total			23,421
Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	222,229,915
Exploration and Extraction | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	222,212,029
Exploration and Extraction | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,886
Exploration and Extraction | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	222,124,461
Exploration and Extraction | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	87,568
Exploration and Extraction | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	17,886
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		347,577,660	439,671,348
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		347,550,312	439,640,623
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		27,348	30,725
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		347,425,829	439,500,320
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		124,483	140,303
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		27,348	30,725
Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	523,367,352
Industrial Processes | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	523,252,345
Industrial Processes | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	115,007
Industrial Processes | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	523,252,345
Industrial Processes | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0
Industrial Processes | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	115,007
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		629,650,342	751,381,382
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		613,694,202	727,928,413
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		15,956,140	23,452,969
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		61,672,499	63,518,907
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		551,608,555	678,384,156
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		15,637,664	9,133,638
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		731,624	321,260
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total			23,421
Energy Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	74,651,572
Energy Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	47,709,611
Energy Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	26,941,961
Energy Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	68,308,015
Energy Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,343,557
Energy Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		414,098	1,380,704
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		414,098	1,380,704
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		414,098	1,380,704
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	149,654,155	165,981,194	173,219,736
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	149,654,155	165,980,709	173,219,486
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	485	250
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	4,491,570	0	4,170,270
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	32,973,805	41,058,106	1,350,729
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	112,188,780	124,922,603	167,698,486
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	0	485	251
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	533,925,873	508,733,095	335,304,583
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	532,377,490	506,782,844	333,396,095
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,548,383	1,950,251	1,908,488
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,777,433	15,128,953	9,640,797
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	32,564,481	18,016,287	31,402,341
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	492,134,809	349,553,104	292,288,972
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	900,767	124,084,500	63,985
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,548,383	1,950,251	1,908,488
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		1,045	856
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		1,045	856
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		1,045	856
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	24,686,859	20,315,472	18,979,009
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,667,162	20,284,543	18,925,352
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,019,697	30,929	53,657
Other Operating Subsidiary Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18,145
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,649,017	20,284,544	18,925,352
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,019,697	30,928	53,657
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	397,488,744	483,646,940	606,628,546
United States | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	118,323,954
United States | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		183,779,007	296,391,618
United States | DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	149,654,155	165,981,194	173,219,736
United States | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	126,306,523	130,733,248	134,750,470
United States | Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,204,112	3,153,491	2,266,722
Other countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	51,841,159	108,129,563	91,769,600
Other countries | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	35,171,421
Other countries | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		79,624,344	79,526,182
Other countries | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	16,343,594	27,891,306	12,068,575
Other countries | Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	326,144	613,913	174,843
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	88,515,623	100,089,454	69,153,622
Europe | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	68,629,087
Europe | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		84,022,478	63,582,520
Europe | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	19,886,536	16,066,976	5,571,102
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	990,670,200	980,806,949	952,362,429
Local | Exploration and Extraction
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	105,453
Local | Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		151,831	171,028
Local | Industrial Processes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	523,367,352
Local | Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		629,650,342	751,357,961
Local | Energy Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	74,651,572
Local | Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		414,098	1,380,704
Local | Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	371,389,220	334,041,565	182,914,436
Local | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		1,045	856
Local | Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 21,156,603	$ 16,548,068	16,537,444
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total			23,421
Incentive for automotive fuels | Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total			$ 23,421